Document And Entity Information	12 Months Ended
Nov. 30, 2020 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Plymouth Rock Technologies Inc.
Entity Central Index Key	0001639142
Document Type	20-F/A
Document Period End Date	Nov. 30, 2020
Current Fiscal Year End Date	--11-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Plymouth Rock Technologies Inc. for the fiscal year ended November 30, 2020 (filed with the Securities and Exchange Commission on March 31, 2021) is filed to include the registrant’s financial statement for the relevant period in XBRL format. The original Annual Report is otherwise unchanged.
Entity Common Stock Shares Outstanding	42,762,264
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false